Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Right Of Use Assets And Operating Lease Liability
2024					$ 38,000
2025				38,000	38,000
Total operating lease payment		$ 19,000		38,000	76,000
Less: Imputed interest				(1,000)	(4,000)
Present value of operating lease liabilities		19,000		37,000	72,000
Operating lease liabilities – current	$ 15	19,000	$ 27	37,000	37,000
Operating lease liabilities – non-current					$ 35,000